Long-Term Debt - Covenant Description and Compliance (Details) - Ocean Rig UDW Inc.	6 Months Ended
Jun. 30, 2016
Debt instrument covenant compliance	As of June 30, 2016, the Company was in breach of certain financial covenants while five bank facilities have matured and the Company has not made the final balloon installments nor any other payments to date. Accordingly, the respective lenders have declared an event of default. For the remaining bank facilities, the Company has elected to suspend principal repayments and interest payments. These events of default may result in the lenders requiring immediate repayment of the loans. As a result of this and of the cross default provisions contained in all of the Company's bank loan agreements, and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans that were in breach as of June 30, 2016, amounting to $213,667, as current at June 30, 2016.
Debt instrument covenant description	The loans contain covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgages of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit DryShips' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.